Income Taxes - Components of Statutory U.S. Federal Income Tax Rate to Income Before Taxes (Detail) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Expected federal income tax (benefit)				35.00%	35.00%	35.00%
State income taxes (net of federal benefit)				5.70%	4.50%	4.50%
Nondeductible expenses				9.00%	(0.40%)	(0.50%)
Provision to return true-ups				(0.20%)	(0.10%)	(0.80%)
Tax credits				0.00%	0.30%	0.00%
Changes in valuation allowance				(68.40%)	(62.90%)	(58.40%)
Income tax expense (benefit)	(18.00%)		(11.00%)	(18.90%)	(23.60%)	(20.20%)
Expected federal income tax (benefit)				$ (12,956)	$ (10,365)	$ (12,066)
State income taxes (net of federal benefit)				(2,121)	(1,325)	(1,539)
Nondeductible expenses				(3,348)	105	146
Provision to return true-ups				68	15	286
Tax credits				0	(79)	0
Changes in valuation allowance				25,337	18,626	20,147
Total provision for income taxes	$ 3,492	$ 3,494	$ 3,494	$ 6,980	$ 6,977	$ 6,974